Note 14 - Goodwill - Carrying Amount of Goodwill Allocated to the Different Cash-generating Units (Details) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Goodwill		R$ 42,411.3	R$ 40,023.5	R$ 35,009.9
Brazil 1 [member]
Statement Line Items [Line Items]
Goodwill		17,702.4	17,696.7
Goodwill, gross		102,945.0	102,939.3
Goodwill, non-controlling transactions	[1]	(85,242.6)	(85,242.6)
CAC [member] | DOMINICAN REPUBLIC
Statement Line Items [Line Items]
Goodwill		4,439.3	4,080.7
CAC [member] | PANAMA
Statement Line Items [Line Items]
Goodwill		1,939.9	1,806.5
Latin America, south [member] | ARGENTINA
Statement Line Items [Line Items]
Goodwill		3,232.6	2,415.2
Latin America, south [member] | BOLIVIA
Statement Line Items [Line Items]
Goodwill		1,973.9	1,838.2
Latin America, south [member] | CHILE
Statement Line Items [Line Items]
Goodwill		57.4	63.9
Latin America, south [member] | PARAGUAY
Statement Line Items [Line Items]
Goodwill		1,083.2	998.9
Latin America, south [member] | URUGUAY
Statement Line Items [Line Items]
Goodwill		185.2	182.0
Canada 1 [member]
Statement Line Items [Line Items]
Goodwill		R$ 11,797.4	R$ 10,941.4

[1]	This refers to the exchange of shareholdings transaction in 2013 as a result of the adoption of the predecessor basis of accounting.